Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Convergence Long/Short Equity ETF
Shareholder Report [Line Items]
Fund Name	Convergence Long/Short Equity ETF
Class Name	Convergence Long/Short Equity ETF
Trading Symbol	CLSE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Convergence Long/Short Equity ETF (the “Fund”) for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://investcip.com/etfstrategies.html. You can also request this information by contacting us at 1-877-677-9414.
Additional Information Phone Number	1-877-677-9414
Additional Information Website	https://investcip.com/etfstrategies.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
Convergence Long/Short Equity ETF	$77	1.37%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.37%
Net Assets	$ 616,027,109
Holdings Count | $ / shares	341
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$616,027,109
Number of Holdings	341
Portfolio Turnover	127%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2026)
Sector Breakdown

Top 10 Issuers	(%)
Alphabet, Inc.	5.1%
NVIDIA Corp.	4.7%
Micron Technology, Inc.	3.8%
Lam Research Corp.	3.1%
Advanced Micro Devices, Inc.	3.0%
Broadcom, Inc.	3.0%
Amazon.com, Inc.	2.7%
Dell Technologies, Inc.	2.2%
Meta Platforms, Inc.	2.1%
Sandisk Corp.	2.0%
Security Breakdown
[1]
Updated Prospectus Web Address	https://investcip.com/etfstrategies.html

[1]
*	Represents less than 0.05% of net assets.